UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22320

U.S. One Trust
(Exact name of registrant as specified in charter)

9190 Double Diamond Parkway, Reno, Nevada 89521
(Address of principal executive offices)	(Zip code)

Paul Hrabal 9190 Double Diamond Parkway Reno, Nevada 89521
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-775-329-5500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

One Fund
Schedule of Investments
September 30, 2010 (unaudited)

Ticker	Exchange-Traded Fund (ETF)	Number of Shares	U.S. $ Value	% of Net Assets
SCZ	iShares MSCI EAFE Small Cap Index Fund	7,138	$273,956	5.30%
VWO	Vanguard Emerging Markets ETF	6,360	288,744	5.59%
VEA	Vanguard Europe Pacific ETF	32,061	1,106,746	21.42%
VV	Vanguard Large Cap ETF	48,169	2,508,641	48.55%
VB	Vanguard Small Cap ETF	16,031	1,017,007	19.69%

TOTAL INVESTMENTS (cost $5,036,936)			$5,195,094	100.55%
Liabilities in Excess of Other Assets			(28,287)	(0.55%)
NET ASSETS			$5,166,807	100.00%

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2010.

Fair Value Measurement
GAAP provides guidance on fair value measurements.  This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund's net asset value is computed and that may materially affect the value of the Fund's investments).  Examples of events that may be "significant events" are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments
Exchange-Traded Fund	$5,195,094	$-	$-
Total	$5,195,094	$-	$-

Federal Income Taxes
At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 5,036,936	$ 158,158	$ -	$ 158,158

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2010.

Item 2.	Controls and Procedures.

(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)
The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	U.S. One Trust

By:	/s/ Paul Hrabal
Paul Hrabal President

Date:	November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Hrabal
Paul Hrabal President

Date:	November 8, 2010

By:	/s/ Paul Hrabal
Paul Hrabal Treasurer

Date:	November 8, 2010